Litigation, Environmental and Other Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y bbl	Dec. 31, 2010
Federal Energy Regulatory Commission Proceedings - SFPP [Abstract]
Amount of years before filing that complainants can seek reparations	2
Amount of reduction to general partner's distribution as a result of interim capital transaction		$ 170,000,000
Estimated amount shippers are seeking in annual rate reductions	30,000,000
Estimated amount shippers are seeking in refunds	150,000,000
Federal Energy Regulatory Commission Proceedings - Trailblazer Pipeline Company LLC [Abstract]
Amount refunded to shippers as part of Trailblazer Pipeline Company settlement		700,000
Federal Energy Regulatory Commission Proceedings - Kinder Morgan Interstate Gas Transmission LLC Section 5 Proceeding [Abstract]
Length of time within which the FERC has directed that an initial decision be issued for the KMIGT Section 5 proceeding (in weeks)	47Y
Percent reduction in Fuel Retention Factors billed to shippers	27%
Second stepped reduction percentage	30%
California Public Utilities Commission Proceedings [Abstract]
The number of administrative law judges handling the cases with the California Public Utilities Commission	2
The estimated amount of potential annual rate reductions in the California Public Utilities Commission Proceedings	30,000,000
Maximum possible exposure to rate reparation and refund payments	375,000,000
Payments made to shippers related to CPUC matters	18,400,000
Carbon Dioxide Litigation - Colorado Severance Tax [Abstract]
Amount of the additional severance tax assessed by Colorado	5,700,000
Amount of interest due on the additional severance tax assessed by Colorado	1,000,000
Amount of penalties due on the additional severance tax assessed by Colorado	1,700,000
Carbon Dioxide Litigation - Montezuma County, Colorado Property Tax [Abstract]
Additional amount of property tax assessed by Montezuma County, Colorado	2,000,000
Percentage of the additional property tax assessment that is attributable to Kinder Morgan CO2 interests (in hundredths)	0.372
Commercial Litigation Matters - Union Pacific Railroad Company Easements [Abstract]
The number of years covered by existing contractual arrangements for rent payable for pipeline easements	10
Rent that was judged to be payable as of 2004	14,800,000
Amount of rent that SFPP would owe if judges ruling is upheld	73,900,000
Expense charged related to UPRR matters	69,700,000
Commercial Litigation Matters - Premcor Refining Group Arbitration [Abstract]
Amount of arbitration award	50,300,000
Additional alleged losses and damages being sought	11,400,000
Pipeline Integrity and Releases - Westridge Terminal, Burnaby, British Columbia [Abstract]
The approximate number of barrels of crude oil released when a section of the Trans Mountain pipeline near the Westridge Terminal in Burnaby, British Columbia was struck	1,400
Fine agreed to	1,000
Amount to be contributed to B.C. Environmental Trust	100,000
Amount to be donated to BC Common Ground Alliance	100,000
General Litigation Matters [Abstract]
Amount of total reserve recorded for legal fees, transportation rate cases and other litigation liabilities	331,900,000	169,800,000
Increase (decrease) in the reserve	251,800,000
Payments on litigation reserved for	81,400,000
Environmental Matters - City of Los Angeles [Abstract]
Estimated amount of future environmental cleanup costs alleged by plaintiff regarding Los Angeles Marine Terminal	10,000,000
Past damages alleged by plaintiff for environmental cleanup costs regarding Los Angeles Marine Terminal	2,000,000
Environmental Matters - Mission Valley Terminal Lawsuit [Abstract]
Amount of damages claimed by San Diego, California in Mission Valley Terminal Lawsuit	170,000,000
Amended claim amount	365,000,000
Environmental Matters - General [Abstract]
Accrued environmental reserve	74,700,000	74,700,000
Receivable for expected cost recoveries that have been deemed probable	5,300,000	8,600,000
Perth Amboy, New Jersey Tank Release [Abstract]
Penalty proposed by PHMSA	400,000
Environmental Matters - Roosevelt Irrigation District [Abstract]
Amount sought from defendants	175,000,000
ExxonMobil Corp v. GATX
Natural resource damage settlement award	$ 1,100,000